CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 930,010,096	$ 142,530,283	¥ 1,091,793,135	¥ 905,614,669
Operating costs and expenses:
Hotel operating costs (including purchase from related parties of nil, RMB 357,539 and RMB764,045 (USD117,095) for the years ended December 31, 2018, 2019 and 2020, respectively)	(392,522,306)	(60,156,675)	(338,826,479)	(274,419,263)
Selling and marketing expenses (including service from a related party of nil, RMB24,941and RMB6,021,433 (USD922,825) for the years ended December 31, 2018, 2019 and 2020, respectively)	(75,347,166)	(11,547,458)	(84,970,401)	(47,397,767)
General and administrative expenses (including purchase from a related party of nil, RMB3,576,659 and nil for the years ended December 31, 2018, 2019 and 2020, respectively)	(172,557,554)	(26,445,602)	(184,989,324)	(95,261,152)
Other operating expenses	(1,731,405)	(265,350)	(3,286,652)	(5,946,226)
Total operating costs and expenses	(642,158,431)	(98,415,085)	(612,072,856)	(423,024,408)
Other operating income	31,399,552	4,812,192	24,832,269	22,570,806
Income from operations	319,251,217	48,927,390	504,552,548	505,161,067
Interest income and other, net (including interest income from related parties of RMB263,366, RMB3,100,049 and RMB21,336,855 (USD3,270,016) for the years ended December 31, 2018, 2019 and 2020, respectively)	72,934,212	11,177,657	66,088,425	49,659,928
Interest expenses	(3,456,316)	(529,704)	(2,505,904)	(541,876)
(Losses and impairment) Gains on equity securities held	(36,773,521)	(5,635,789)	55,253,744	(57,774,952)
Other income, net	2,296,981	352,028	2,690,742	35,735,374
Income before income taxes and share of (losses) gains in equity method investments	354,252,573	54,291,582	626,079,555	532,239,541
Income tax expense	(110,459,202)	(16,928,613)	(189,567,817)	(152,718,668)
Income before share of (losses) gains in equity method investments	243,793,371	37,362,969	436,511,738	379,520,873
Share of (losses) gains in equity method investments, net of tax	909,365	139,366	1,262,431	(8,300,584)
Net income	244,702,736	37,502,335	437,774,169	371,220,289
Net loss attributable to noncontrolling interests	16,641,655	2,550,445	4,944,094	490,930
Net income attributable to ordinary shareholders	261,344,391	40,052,780	442,718,263	371,711,219
Other comprehensive income, net of tax
-Foreign currency translation adjustments	(19,714,207)	(3,021,335)	2,933,162	66,453,841
Other comprehensive income (loss), net of tax	(19,714,207)	(3,021,335)	2,933,162	66,453,841
Comprehensive income, net of tax	224,988,529	34,481,000	440,707,331	437,674,130
Comprehensive loss attributable to noncontrolling interests	16,641,655	2,550,445	4,944,094	490,930
Comprehensive income attributable to ordinary shareholders	¥ 241,630,184	$ 37,031,445	¥ 445,651,425	¥ 438,165,060
Common Class A
Earnings per share
Basic and diluted earnings per share | (per share)	¥ 2.54	$ 0.39	¥ 4.34	¥ 3.75
Weighted average shares outstanding
Weighted average shares outstanding basic and diluted	68,286,954	68,286,954	67,315,727	62,860,578
Common Class B
Earnings per share
Basic and diluted earnings per share | (per share)	¥ 2.54	$ 0.39	¥ 4.34	¥ 3.75
Weighted average shares outstanding
Weighted average shares outstanding basic and diluted	34,762,909	34,762,909	34,762,909	36,288,343
Leased And Operated Hotels
Revenues:
Total revenues	¥ 227,074,041	$ 34,800,619	¥ 253,420,676	¥ 212,671,930
Franchised And Managed Hotels
Revenues:
Total revenues	677,480,818	103,828,478	831,340,340	¥ 692,942,739
Others
Revenues:
Total revenues	¥ 25,455,237	$ 3,901,186	¥ 7,032,119